Average Annual Total Returns - Voya Large Cap Value Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 1000® Value Index 1 Yr		Class ADV Russell 1000® Value Index 5 Yrs		Class ADV Russell 1000® Value Index 10 Yrs		Class ADV Russell 1000® Value Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Value Index 1 Yr		Class I Russell 1000® Value Index 5 Yrs		Class I Russell 1000® Value Index 10 Yrs		Class I Russell 1000® Value Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 1000® Value Index 1 Yr		Class R6 Russell 1000® Value Index 5 Yrs		Class R6 Russell 1000® Value Index 10 Yrs		Class R6 Russell 1000® Value Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 1000® Value Index 1 Yr		Class S Russell 1000® Value Index 5 Yrs		Class S Russell 1000® Value Index 10 Yrs		Class S Russell 1000® Value Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 1000® Value Index 1 Yr		Class S2 Russell 1000® Value Index 5 Yrs		Class S2 Russell 1000® Value Index 10 Yrs	Class S2 Russell 1000® Value Index Since Inception
Total	5.61%	9.00%	9.32%		May 11, 2007	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	6.28%	9.65%	9.99%		May 11, 2007	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	6.27%	9.64%	9.98%		Nov. 24, 2015	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	5.97%	9.36%	9.71%		May 11, 2007	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	5.86%	9.23%		8.13%	Sep. 09, 2013	2.80%	[1]	9.74%	[1]	[1]	9.28%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.